INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Net Operating Loss Carry Forward	$ 30,473,000	$ 18,300,000
Federal [Member]
Net Operating Loss Carry Forward	5,759,000	3,212,000
Valuation Allowance	(5,759,000)	(3,212,000)
Net Deferred Tax Asset	0	0
State [Member]
Net Operating Loss Carry Forward	1,524,000	917,000
Valuation Allowance	(1,524,000)	(917,000)
Net Deferred Tax Asset	$ 0	$ 0